OTHER LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Mexico country [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	$ 2,128	$ 1,933
Bolivia country [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	$ 9,828	$ 10,675